Leases - Narrative (Details)	Mar. 31, 2025	Dec. 31, 2024
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms	5 years	5 years